AMORTIZATION AND DEPRECIATION EXPENSE (Details) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
AMORTIZATION AND DEPRECIATION EXPENSE
Depreciaton expenses on Property and equipment	$ 3,100	$ 762	$ 1,234
Amortizaion expenses on acquired technology	81,765	54,510	81,765
Amortization Expenses On Websited Development Costs	$ 801	$ 801	$ 1,068	$ 801